INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPOSITION OF LOSS BEFORE INCOME TAX

Composition of loss before income tax for the periods presented by jurisdictions is as follows:

	As of
	December 31, 2025	December 31, 2024	December 31, 2023
Chinese Mainland	$(1,424,632)	$286,061	$1,333,820
Other jurisdictions	(3,965,978)	(1,011,935)	(2,496)
Total	$(5,390,610)	$(725,874)	$1,331,324

SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision are:

	As of
	December 31, 2025	December 31, 2024	December 31, 2023
Current income tax expense	$792	$298,461	$344,853
Deferred income tax expense/(benefit)	85,293	(178,494)	-
Total	$86,085	$119,967	$344,853

SCHEDULE OF INCOME TAX RECONCILIATIONS

The reconciliations of the statutory income tax rate and the Company’s effective income tax rate are as follows:

	For the Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
(Loss)/income before income taxes	(5,390,610)		(725,874)		1,331,324
Income tax expense computed at PRC statutory income tax rate of 25%	(1,347,653)	25.0%	(181,469)	25.0%	332,831	25.0%
Foreign tax effects	991,495	(18.4)%	252,879	(34.8)%	450	0.0%
Nontaxable or nondeductible items	33,618	(0.6)%	44,040	(6.1)%	7,267	0.5%
Other adjustments
Tax incentives relating to R&D expenditures	-	0.0%	(221,954)	30.6%	-	0.0%
Effect of preferential tax of PRC subsidiary	352,925	(6.6)%	(39,143)	5.4%	-	0.0%
Effect of deferred income tax arising from operating lease	(91,713)	1.7%	-	0.0%	-	0.0%
Changes in valuation allowance	147,413	(2.7)%	265,614	(36.6)%	4,305	0.3%
Income tax expense	86,085	(1.6)%	119,967	(16.5)%	344,853	25.9%

SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES
	As of
	December 31, 2025	December 31, 2024
Deferred tax assets:
Lease liability, net	$245,571	$-
Net operating loss carryforwards-PRC	156,031	437,806
Valuation allowance	(154,293)	(261,846)
Total deferred tax assets	247,309	175,960

Deferred tax liabilities
Right-of-use assets, net	151,308	-
Total deferred tax liabilities	151,308	-

Net deferred tax assets	96,001	175,960
Net deferred tax liabilities	-	-

SCHEDULE OF MOVEMENT OF VALUATION ALLOWANCE PROVISION FOR DEFERRED TAX ASSETS

The movement of valuation allowance provision for deferred tax assets is as follows:

	As of
	December 31, 2025	December 31, 2024
Balance as of January 1,	261,846	-
Current year addition	147,310	265,614
Write-off	(263,106)	-
Exchange rate effect	8,243	(3,768)
Balance as of December 31,	154,293	261,846